Shareholder Report	12 Months Ended	50 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund
Entity Central Index Key	0000356494
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Value Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,171 $12,887 $11,081 $14,601 $15,481 $20,081 $19,220 $22,962 $25,507 $28,301 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.95% 12.82% 10.96% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 596,913,499	$ 596,913,499
Holdings Count | shares	107	107
Advisory Fees Paid, Amount	$ 3,537,720
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 13.6 Industrials 13.0 Consumer Discretionary 10.5 Energy 7.5 Information Technology 7.3 Communication Services 6.4 Real Estate 5.7 Utilities 5.2 Consumer Staples 4.7 Materials 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Canada 3.9 Puerto Rico 1.0 Hong Kong 0.8 Portugal 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Canada - 3.9 Puerto Rico - 1.0 Hong Kong - 0.8 Portugal - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.9 Wells Fargo & Co 3.2 Exxon Mobil Corp 2.6 Western Digital Corp 2.4 GSK PLC ADR 2.0 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 East West Bancorp Inc 1.8 First Citizens BancShares Inc/NC Class A 1.5 First Solar Inc 1.5 22.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,190 $12,928 $11,122 $14,682 $15,597 $20,264 $19,418 $23,238 $25,848 $28,727 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 11.14% 12.99% 11.13% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 596,913,499	$ 596,913,499
Holdings Count | shares	107	107
Advisory Fees Paid, Amount	$ 3,537,720
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 13.6 Industrials 13.0 Consumer Discretionary 10.5 Energy 7.5 Information Technology 7.3 Communication Services 6.4 Real Estate 5.7 Utilities 5.2 Consumer Staples 4.7 Materials 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Canada 3.9 Puerto Rico 1.0 Hong Kong 0.8 Portugal 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Canada - 3.9 Puerto Rico - 1.0 Hong Kong - 0.8 Portugal - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.9 Wells Fargo & Co 3.2 Exxon Mobil Corp 2.6 Western Digital Corp 2.4 GSK PLC ADR 2.0 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 East West Bancorp Inc 1.8 First Citizens BancShares Inc/NC Class A 1.5 First Solar Inc 1.5 22.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,188 $12,924 $11,131 $14,694 $15,604 $20,283 $19,446 $23,273 $25,892 $28,781 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 11.16% 13.02% 11.15% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 596,913,499	$ 596,913,499
Holdings Count | shares	107	107
Advisory Fees Paid, Amount	$ 3,537,720
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 13.6 Industrials 13.0 Consumer Discretionary 10.5 Energy 7.5 Information Technology 7.3 Communication Services 6.4 Real Estate 5.7 Utilities 5.2 Consumer Staples 4.7 Materials 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Canada 3.9 Puerto Rico 1.0 Hong Kong 0.8 Portugal 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Canada - 3.9 Puerto Rico - 1.0 Hong Kong - 0.8 Portugal - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.9 Wells Fargo & Co 3.2 Exxon Mobil Corp 2.6 Western Digital Corp 2.4 GSK PLC ADR 2.0 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 East West Bancorp Inc 1.8 First Citizens BancShares Inc/NC Class A 1.5 First Solar Inc 1.5 22.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Portfolio
Class Name	VIP Value Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,208 $12,954 $11,162 $14,747 $15,680 $20,396 $19,557 $23,428 $26,092 $29,024 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 11.23% 13.10% 11.24% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 596,913,499	$ 596,913,499
Holdings Count | shares	107	107
Advisory Fees Paid, Amount	$ 3,537,720
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 13.6 Industrials 13.0 Consumer Discretionary 10.5 Energy 7.5 Information Technology 7.3 Communication Services 6.4 Real Estate 5.7 Utilities 5.2 Consumer Staples 4.7 Materials 4.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 93.3 Canada 3.9 Puerto Rico 1.0 Hong Kong 0.8 Portugal 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Canada - 3.9 Puerto Rico - 1.0 Hong Kong - 0.8 Portugal - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.9 Wells Fargo & Co 3.2 Exxon Mobil Corp 2.6 Western Digital Corp 2.4 GSK PLC ADR 2.0 CVS Health Corp 2.0 Travelers Companies Inc/The 1.8 East West Bancorp Inc 1.8 First Citizens BancShares Inc/NC Class A 1.5 First Solar Inc 1.5 22.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,168 $8,172 $10,374 $12,391 MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) $10,000 $10,338 $8,349 $10,541 $13,052 S&P 500® Index $10,000 $10,505 $8,602 $10,863 $13,582 MSCI U.S. Investable Market 2500 Index $10,000 $10,338 $8,349 $10,541 $13,052 2021 2022 2023 2024 2025 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 2 18.39% 9.56% MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) 17.88% 10.81% S&P 500® Index 17.88% 11.87% MSCI U.S. Investable Market 2500 Index 17.22% 10.66% A From October 21, 2021 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,673,251,782	$ 4,673,251,782
Holdings Count | shares	368	368
Advisory Fees Paid, Amount	$ 22,087,501
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Financials 13.3 Communication Services 11.2 Consumer Discretionary 10.1 Health Care 9.3 Industrials 8.2 Consumer Staples 4.9 Energy 2.8 Utilities 2.1 Real Estate 1.8 Materials 1.5 Common Stocks 99.1 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Taiwan 1.8 Korea (South) 1.0 Canada 0.7 Netherlands 0.4 United Kingdom 0.4 Belgium 0.3 Denmark 0.2 France 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 1.8 Korea (South) - 1.0 Canada - 0.7 Netherlands - 0.4 United Kingdom - 0.4 Belgium - 0.3 Denmark - 0.2 France - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Apple Inc 7.4 Alphabet Inc Class A 7.1 Microsoft Corp 6.8 Amazon.com Inc 4.3 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.6 Tesla Inc 2.0 Mastercard Inc Class A 2.0 Micron Technology Inc 1.3 44.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,171 $8,187 $10,407 $12,447 MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) $10,000 $10,338 $8,349 $10,541 $13,052 S&P 500® Index $10,000 $10,505 $8,602 $10,863 $13,582 MSCI U.S. Investable Market 2500 Index $10,000 $10,338 $8,349 $10,541 $13,052 2021 2022 2023 2024 2025 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Service Class 18.55% 9.71% MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) 17.88% 10.81% S&P 500® Index 17.88% 11.87% MSCI U.S. Investable Market 2500 Index 17.22% 10.66% A From October 21, 2021 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,673,251,782	$ 4,673,251,782
Holdings Count | shares	368	368
Advisory Fees Paid, Amount	$ 22,087,501
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Financials 13.3 Communication Services 11.2 Consumer Discretionary 10.1 Health Care 9.3 Industrials 8.2 Consumer Staples 4.9 Energy 2.8 Utilities 2.1 Real Estate 1.8 Materials 1.5 Common Stocks 99.1 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Taiwan 1.8 Korea (South) 1.0 Canada 0.7 Netherlands 0.4 United Kingdom 0.4 Belgium 0.3 Denmark 0.2 France 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 1.8 Korea (South) - 1.0 Canada - 0.7 Netherlands - 0.4 United Kingdom - 0.4 Belgium - 0.3 Denmark - 0.2 France - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Apple Inc 7.4 Alphabet Inc Class A 7.1 Microsoft Corp 6.8 Amazon.com Inc 4.3 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.6 Tesla Inc 2.0 Mastercard Inc Class A 2.0 Micron Technology Inc 1.3 44.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,172 $8,188 $10,410 $12,459 MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) $10,000 $10,338 $8,349 $10,541 $13,052 S&P 500® Index $10,000 $10,505 $8,602 $10,863 $13,582 MSCI U.S. Investable Market 2500 Index $10,000 $10,505 $8,602 $10,863 $13,582 2021 2022 2023 2024 2025 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 18.62% 9.75% MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) 17.88% 10.81% S&P 500® Index 17.88% 11.87% MSCI U.S. Investable Market 2500 Index 17.22% 10.66% A From October 21, 2021 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,673,251,782	$ 4,673,251,782
Holdings Count | shares	368	368
Advisory Fees Paid, Amount	$ 22,087,501
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Financials 13.3 Communication Services 11.2 Consumer Discretionary 10.1 Health Care 9.3 Industrials 8.2 Consumer Staples 4.9 Energy 2.8 Utilities 2.1 Real Estate 1.8 Materials 1.5 Common Stocks 99.1 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Taiwan 1.8 Korea (South) 1.0 Canada 0.7 Netherlands 0.4 United Kingdom 0.4 Belgium 0.3 Denmark 0.2 France 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 1.8 Korea (South) - 1.0 Canada - 0.7 Netherlands - 0.4 United Kingdom - 0.4 Belgium - 0.3 Denmark - 0.2 France - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Apple Inc 7.4 Alphabet Inc Class A 7.1 Microsoft Corp 6.8 Amazon.com Inc 4.3 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.6 Tesla Inc 2.0 Mastercard Inc Class A 2.0 Micron Technology Inc 1.3 44.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Stock Selector Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Stock Selector Portfolio
Class Name	VIP Stock Selector Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 21, 2021 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,173 $8,197 $10,429 $12,484 MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) $10,000 $10,338 $8,349 $10,541 $13,052 S&P 500® Index $10,000 $10,505 $8,602 $10,863 $13,582 MSCI U.S. Investable Market 2500 Index $10,000 $10,338 $8,349 $10,541 $13,052 2021 2022 2023 2024 2025 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Initial Class 18.73% 9.83% MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) 17.88% 10.81% S&P 500® Index 17.88% 11.87% MSCI U.S. Investable Market 2500 Index 17.22% 10.66% A From October 21, 2021 Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,673,251,782	$ 4,673,251,782
Holdings Count | shares	368	368
Advisory Fees Paid, Amount	$ 22,087,501
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.0 Financials 13.3 Communication Services 11.2 Consumer Discretionary 10.1 Health Care 9.3 Industrials 8.2 Consumer Staples 4.9 Energy 2.8 Utilities 2.1 Real Estate 1.8 Materials 1.5 Common Stocks 99.1 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 94.7 Taiwan 1.8 Korea (South) 1.0 Canada 0.7 Netherlands 0.4 United Kingdom 0.4 Belgium 0.3 Denmark 0.2 France 0.1 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Taiwan - 1.8 Korea (South) - 1.0 Canada - 0.7 Netherlands - 0.4 United Kingdom - 0.4 Belgium - 0.3 Denmark - 0.2 France - 0.1 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.5 Apple Inc 7.4 Alphabet Inc Class A 7.1 Microsoft Corp 6.8 Amazon.com Inc 4.3 Meta Platforms Inc Class A 2.7 Broadcom Inc 2.6 Tesla Inc 2.0 Mastercard Inc Class A 2.0 Micron Technology Inc 1.3 44.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Overseas Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $9,468 $12,307 $10,454 $13,329 $15,373 $18,354 $13,824 $16,619 $17,418 $20,911 MSCI EAFE Index $10,000 $10,121 $12,680 $10,956 $13,398 $14,473 $16,135 $13,832 $16,390 $17,056 $22,444 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 20.05% 6.35% 7.66% MSCI EAFE Index 31.59% 9.17% 8.42% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,151,132,633	$ 2,151,132,633
Holdings Count | shares	88	88
Advisory Fees Paid, Amount	$ 15,379,392
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 26.9 Information Technology 12.4 Materials 8.1 Consumer Discretionary 7.8 Health Care 5.0 Consumer Staples 4.0 Communication Services 3.3 Utilities 2.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 16.4 United Kingdom 16.1 United States 13.8 France 11.4 Germany 9.6 Spain 7.5 Italy 5.3 Netherlands 3.7 Switzerland 2.8 Others 13.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.4 United Kingdom - 16.1 United States - 13.8 France - 11.4 Germany - 9.6 Spain - 7.5 Italy - 5.3 Netherlands - 3.7 Switzerland - 2.8 Others - 13.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.0 Hitachi Ltd 2.8 Rolls-Royce Holdings PLC 2.7 Schneider Electric SE 2.7 Safran SA 2.6 ASML Holding NV 2.5 NatWest Group PLC 2.4 CaixaBank SA 2.4 Allianz SE 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 25.3
VIP Overseas Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $9,488 $12,344 $10,507 $13,414 $15,493 $18,525 $13,971 $16,822 $17,656 $21,236 MSCI EAFE Index $10,000 $10,121 $12,680 $10,956 $13,398 $14,473 $16,135 $13,832 $16,390 $17,056 $22,444 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 20.28% 6.51% 7.82% MSCI EAFE Index 31.59% 9.17% 8.42% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,151,132,633	$ 2,151,132,633
Holdings Count | shares	88	88
Advisory Fees Paid, Amount	$ 15,379,392
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 26.9 Information Technology 12.4 Materials 8.1 Consumer Discretionary 7.8 Health Care 5.0 Consumer Staples 4.0 Communication Services 3.3 Utilities 2.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 16.4 United Kingdom 16.1 United States 13.8 France 11.4 Germany 9.6 Spain 7.5 Italy 5.3 Netherlands 3.7 Switzerland 2.8 Others 13.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.4 United Kingdom - 16.1 United States - 13.8 France - 11.4 Germany - 9.6 Spain - 7.5 Italy - 5.3 Netherlands - 3.7 Switzerland - 2.8 Others - 13.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.0 Hitachi Ltd 2.8 Rolls-Royce Holdings PLC 2.7 Schneider Electric SE 2.7 Safran SA 2.6 ASML Holding NV 2.5 NatWest Group PLC 2.4 CaixaBank SA 2.4 Allianz SE 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 25.3
VIP Overseas Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $9,486 $12,348 $10,509 $13,423 $15,503 $18,546 $13,995 $16,851 $17,688 $21,283 MSCI EAFE Index $10,000 $10,121 $12,680 $10,956 $13,398 $14,473 $16,135 $13,832 $16,390 $17,056 $22,444 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 20.32% 6.54% 7.85% MSCI EAFE Index 31.59% 9.17% 8.42% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,151,132,633	$ 2,151,132,633
Holdings Count | shares	88	88
Advisory Fees Paid, Amount	$ 15,379,392
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 26.9 Information Technology 12.4 Materials 8.1 Consumer Discretionary 7.8 Health Care 5.0 Consumer Staples 4.0 Communication Services 3.3 Utilities 2.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 16.4 United Kingdom 16.1 United States 13.8 France 11.4 Germany 9.6 Spain 7.5 Italy 5.3 Netherlands 3.7 Switzerland 2.8 Others 13.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.4 United Kingdom - 16.1 United States - 13.8 France - 11.4 Germany - 9.6 Spain - 7.5 Italy - 5.3 Netherlands - 3.7 Switzerland - 2.8 Others - 13.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.0 Hitachi Ltd 2.8 Rolls-Royce Holdings PLC 2.7 Schneider Electric SE 2.7 Safran SA 2.6 ASML Holding NV 2.5 NatWest Group PLC 2.4 CaixaBank SA 2.4 Allianz SE 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 25.3
VIP Overseas Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Overseas Portfolio
Class Name	VIP Overseas Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $9,494 $12,369 $10,537 $13,463 $15,565 $18,631 $14,070 $16,961 $17,812 $21,443 MSCI EAFE Index $10,000 $10,121 $12,680 $10,956 $13,398 $14,473 $16,135 $13,832 $16,390 $17,056 $22,444 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 20.39% 6.62% 7.93% MSCI EAFE Index 31.59% 9.17% 8.42% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,151,132,633	$ 2,151,132,633
Holdings Count | shares	88	88
Advisory Fees Paid, Amount	$ 15,379,392
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.3 Financials 26.9 Information Technology 12.4 Materials 8.1 Consumer Discretionary 7.8 Health Care 5.0 Consumer Staples 4.0 Communication Services 3.3 Utilities 2.8 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 16.4 United Kingdom 16.1 United States 13.8 France 11.4 Germany 9.6 Spain 7.5 Italy 5.3 Netherlands 3.7 Switzerland 2.8 Others 13.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.4 United Kingdom - 16.1 United States - 13.8 France - 11.4 Germany - 9.6 Spain - 7.5 Italy - 5.3 Netherlands - 3.7 Switzerland - 2.8 Others - 13.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.0 Hitachi Ltd 2.8 Rolls-Royce Holdings PLC 2.7 Schneider Electric SE 2.7 Safran SA 2.6 ASML Holding NV 2.5 NatWest Group PLC 2.4 CaixaBank SA 2.4 Allianz SE 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.1 25.3
VIP High Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,417 $12,206 $11,763 $13,501 $13,828 $14,421 $12,738 $14,042 $15,252 $16,824 ICE® BofA® US High Yield Constrained Index $10,000 $11,749 $12,628 $12,342 $14,120 $14,978 $15,779 $14,010 $15,897 $17,201 $18,664 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 10.31% 4.00% 5.34% ICE® BofA® US High Yield Constrained Index 8.50% 4.50% 6.44% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 824,934,089	$ 824,934,089
Holdings Count | shares	781	781
Advisory Fees Paid, Amount	$ 5,017,919
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.2 BBB 3.4 BB 36.6 B 31.6 CCC,CC,C 15.1 D 0.2 Not Rated 5.8 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.2 BBB - 3.4 BB - 36.6 B - 31.6 CCC,CC,C - 15.1 D - 0.2 Not Rated - 5.8 Equities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.9 Bank Loan Obligations 9.1 Preferred Securities 3.7 Common Stocks 2.9 Alternative Funds 1.3 Asset-Backed Securities 0.5 Preferred Stocks 0.4 U.S. Treasury Obligations 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.9 Bank Loan Obligations - 9.1 Preferred Securities - 3.7 Common Stocks - 2.9 Alternative Funds - 1.3 Asset-Backed Securities - 0.5 Preferred Stocks - 0.4 U.S. Treasury Obligations - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 87.9 Canada 2.1 France 1.8 United Kingdom 1.5 Grand Cayman (UK Overseas Ter) 0.6 Brazil 0.5 Ireland 0.5 Switzerland 0.5 Luxembourg 0.5 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.1 France - 1.8 United Kingdom - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Brazil - 0.5 Ireland - 0.5 Switzerland - 0.5 Luxembourg - 0.5 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mesquite Energy Inc 2.1 EchoStar Corp 1.4 Fidelity Private Credit Company LLC 1.3 TransDigm Inc 1.3 Altice France SA 1.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 1261229 BC Ltd 1.0 NRG Energy Inc 1.0 Carnival Corp 1.0 Venture Global Plaquemines LNG LLC 0.8 12.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,437 $12,246 $11,805 $13,566 $13,925 $14,552 $12,870 $14,222 $15,462 $17,058 ICE® BofA® US High Yield Constrained Index $10,000 $11,749 $12,628 $12,342 $14,120 $14,978 $15,779 $14,010 $15,897 $17,201 $18,664 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 10.32% 4.14% 5.49% ICE® BofA® US High Yield Constrained Index 8.50% 4.50% 6.44% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 824,934,089	$ 824,934,089
Holdings Count | shares	781	781
Advisory Fees Paid, Amount	$ 5,017,919
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.2 BBB 3.4 BB 36.6 B 31.6 CCC,CC,C 15.1 D 0.2 Not Rated 5.8 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.2 BBB - 3.4 BB - 36.6 B - 31.6 CCC,CC,C - 15.1 D - 0.2 Not Rated - 5.8 Equities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.9 Bank Loan Obligations 9.1 Preferred Securities 3.7 Common Stocks 2.9 Alternative Funds 1.3 Asset-Backed Securities 0.5 Preferred Stocks 0.4 U.S. Treasury Obligations 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.9 Bank Loan Obligations - 9.1 Preferred Securities - 3.7 Common Stocks - 2.9 Alternative Funds - 1.3 Asset-Backed Securities - 0.5 Preferred Stocks - 0.4 U.S. Treasury Obligations - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 87.9 Canada 2.1 France 1.8 United Kingdom 1.5 Grand Cayman (UK Overseas Ter) 0.6 Brazil 0.5 Ireland 0.5 Switzerland 0.5 Luxembourg 0.5 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.1 France - 1.8 United Kingdom - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Brazil - 0.5 Ireland - 0.5 Switzerland - 0.5 Luxembourg - 0.5 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mesquite Energy Inc 2.1 EchoStar Corp 1.4 Fidelity Private Credit Company LLC 1.3 TransDigm Inc 1.3 Altice France SA 1.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 1261229 BC Ltd 1.0 NRG Energy Inc 1.0 Carnival Corp 1.0 Venture Global Plaquemines LNG LLC 0.8 12.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,464 $12,261 $11,831 $13,599 $13,971 $14,618 $12,942 $14,275 $15,567 $17,193 ICE® BofA® US High Yield Constrained Index $10,000 $11,749 $12,628 $12,342 $14,120 $14,978 $15,779 $14,010 $15,897 $17,201 $18,664 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 10.45% 4.24% 5.57% ICE® BofA® US High Yield Constrained Index 8.50% 4.50% 6.44% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 824,934,089	$ 824,934,089
Holdings Count | shares	781	781
Advisory Fees Paid, Amount	$ 5,017,919
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.2 BBB 3.4 BB 36.6 B 31.6 CCC,CC,C 15.1 D 0.2 Not Rated 5.8 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.2 BBB - 3.4 BB - 36.6 B - 31.6 CCC,CC,C - 15.1 D - 0.2 Not Rated - 5.8 Equities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.9 Bank Loan Obligations 9.1 Preferred Securities 3.7 Common Stocks 2.9 Alternative Funds 1.3 Asset-Backed Securities 0.5 Preferred Stocks 0.4 U.S. Treasury Obligations 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.9 Bank Loan Obligations - 9.1 Preferred Securities - 3.7 Common Stocks - 2.9 Alternative Funds - 1.3 Asset-Backed Securities - 0.5 Preferred Stocks - 0.4 U.S. Treasury Obligations - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 87.9 Canada 2.1 France 1.8 United Kingdom 1.5 Grand Cayman (UK Overseas Ter) 0.6 Brazil 0.5 Ireland 0.5 Switzerland 0.5 Luxembourg 0.5 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.1 France - 1.8 United Kingdom - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Brazil - 0.5 Ireland - 0.5 Switzerland - 0.5 Luxembourg - 0.5 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mesquite Energy Inc 2.1 EchoStar Corp 1.4 Fidelity Private Credit Company LLC 1.3 TransDigm Inc 1.3 Altice France SA 1.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 1261229 BC Ltd 1.0 NRG Energy Inc 1.0 Carnival Corp 1.0 Venture Global Plaquemines LNG LLC 0.8 12.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP High Income Portfolio
Class Name	VIP High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,461 $12,278 $11,853 $13,643 $14,018 $14,636 $12,971 $14,330 $15,616 $17,234 ICE® BofA® US High Yield Constrained Index $10,000 $11,749 $12,628 $12,342 $14,120 $14,978 $15,779 $14,010 $15,897 $17,201 $18,664 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 10.36% 4.22% 5.59% ICE® BofA® US High Yield Constrained Index 8.50% 4.50% 6.44% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 824,934,089	$ 824,934,089
Holdings Count | shares	781	781
Advisory Fees Paid, Amount	$ 5,017,919
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.2 BBB 3.4 BB 36.6 B 31.6 CCC,CC,C 15.1 D 0.2 Not Rated 5.8 Equities 3.3 Short-Term Investments and Net Other Assets (Liabilities) 3.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.2 BBB - 3.4 BB - 36.6 B - 31.6 CCC,CC,C - 15.1 D - 0.2 Not Rated - 5.8 Equities - 3.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.9 Bank Loan Obligations 9.1 Preferred Securities 3.7 Common Stocks 2.9 Alternative Funds 1.3 Asset-Backed Securities 0.5 Preferred Stocks 0.4 U.S. Treasury Obligations 0.2 CMOs and Other Mortgage Related Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.9 Bank Loan Obligations - 9.1 Preferred Securities - 3.7 Common Stocks - 2.9 Alternative Funds - 1.3 Asset-Backed Securities - 0.5 Preferred Stocks - 0.4 U.S. Treasury Obligations - 0.2 CMOs and Other Mortgage Related Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 87.9 Canada 2.1 France 1.8 United Kingdom 1.5 Grand Cayman (UK Overseas Ter) 0.6 Brazil 0.5 Ireland 0.5 Switzerland 0.5 Luxembourg 0.5 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.9 Canada - 2.1 France - 1.8 United Kingdom - 1.5 Grand Cayman (UK Overseas Ter) - 0.6 Brazil - 0.5 Ireland - 0.5 Switzerland - 0.5 Luxembourg - 0.5 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mesquite Energy Inc 2.1 EchoStar Corp 1.4 Fidelity Private Credit Company LLC 1.3 TransDigm Inc 1.3 Altice France SA 1.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 1261229 BC Ltd 1.0 NRG Energy Inc 1.0 Carnival Corp 1.0 Venture Global Plaquemines LNG LLC 0.8 12.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,055 $13,556 $13,497 $18,083 $25,958 $31,903 $24,041 $32,668 $42,493 $48,711 Russell 3000® Growth Index $10,000 $10,739 $13,917 $13,622 $18,505 $25,585 $32,199 $22,872 $32,298 $42,781 $50,545 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 14.63% 13.42% 17.16% Russell 3000® Growth Index 18.15% 14.59% 17.59% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,475,283,239	$ 11,475,283,239
Holdings Count | shares	145	145
Advisory Fees Paid, Amount	$ 61,117,552
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.6 Communication Services 13.4 Consumer Discretionary 11.3 Financials 8.1 Health Care 8.0 Industrials 7.4 Materials 2.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Energy 0.5 Common Stocks 98.5 Preferred Stocks 0.8 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.1 Taiwan 2.9 Canada 1.7 Korea (South) 1.0 China 1.0 Belgium 0.9 Netherlands 0.4 Germany 0.4 Brazil 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.9 Canada - 1.7 Korea (South) - 1.0 China - 1.0 Belgium - 0.9 Netherlands - 0.4 Germany - 0.4 Brazil - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Microsoft Corp 10.0 Alphabet Inc Class A 6.4 Apple Inc 5.5 Amazon.com Inc 5.2 Broadcom Inc 4.7 Meta Platforms Inc Class A 4.1 Mastercard Inc Class A 3.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Eli Lilly & Co 2.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,071 $13,596 $13,559 $18,192 $26,154 $32,191 $24,297 $33,066 $43,074 $49,450 Russell 3000® Growth Index $10,000 $10,739 $13,917 $13,622 $18,505 $25,585 $32,199 $22,872 $32,298 $42,781 $50,545 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 14.80% 13.59% 17.33% Russell 3000® Growth Index 18.15% 14.59% 17.59% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,475,283,239	$ 11,475,283,239
Holdings Count | shares	145	145
Advisory Fees Paid, Amount	$ 61,117,552
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.6 Communication Services 13.4 Consumer Discretionary 11.3 Financials 8.1 Health Care 8.0 Industrials 7.4 Materials 2.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Energy 0.5 Common Stocks 98.5 Preferred Stocks 0.8 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.1 Taiwan 2.9 Canada 1.7 Korea (South) 1.0 China 1.0 Belgium 0.9 Netherlands 0.4 Germany 0.4 Brazil 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.9 Canada - 1.7 Korea (South) - 1.0 China - 1.0 Belgium - 0.9 Netherlands - 0.4 Germany - 0.4 Brazil - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Microsoft Corp 10.0 Alphabet Inc Class A 6.4 Apple Inc 5.5 Amazon.com Inc 5.2 Broadcom Inc 4.7 Meta Platforms Inc Class A 4.1 Mastercard Inc Class A 3.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Eli Lilly & Co 2.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,071 $13,599 $13,566 $18,204 $26,177 $32,229 $24,332 $33,120 $43,154 $49,557 Russell 3000® Growth Index $10,000 $10,739 $13,917 $13,622 $18,505 $25,585 $32,199 $22,872 $32,298 $42,781 $50,545 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 14.84% 13.62% 17.36% Russell 3000® Growth Index 18.15% 14.59% 17.59% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,475,283,239	$ 11,475,283,239
Holdings Count | shares	145	145
Advisory Fees Paid, Amount	$ 61,117,552
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.6 Communication Services 13.4 Consumer Discretionary 11.3 Financials 8.1 Health Care 8.0 Industrials 7.4 Materials 2.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Energy 0.5 Common Stocks 98.5 Preferred Stocks 0.8 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.1 Taiwan 2.9 Canada 1.7 Korea (South) 1.0 China 1.0 Belgium 0.9 Netherlands 0.4 Germany 0.4 Brazil 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.9 Canada - 1.7 Korea (South) - 1.0 China - 1.0 Belgium - 0.9 Netherlands - 0.4 Germany - 0.4 Brazil - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Microsoft Corp 10.0 Alphabet Inc Class A 6.4 Apple Inc 5.5 Amazon.com Inc 5.2 Broadcom Inc 4.7 Meta Platforms Inc Class A 4.1 Mastercard Inc Class A 3.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Eli Lilly & Co 2.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Portfolio
Class Name	VIP Growth Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,080 $13,621 $13,599 $18,265 $26,282 $32,383 $24,463 $33,328 $43,456 $49,940 Russell 3000® Growth Index $10,000 $10,739 $13,917 $13,622 $18,505 $25,585 $32,199 $22,872 $32,298 $42,781 $50,545 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 14.92% 13.70% 17.45% Russell 3000® Growth Index 18.15% 14.59% 17.59% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,475,283,239	$ 11,475,283,239
Holdings Count | shares	145	145
Advisory Fees Paid, Amount	$ 61,117,552
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.6 Communication Services 13.4 Consumer Discretionary 11.3 Financials 8.1 Health Care 8.0 Industrials 7.4 Materials 2.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Energy 0.5 Common Stocks 98.5 Preferred Stocks 0.8 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.8 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 91.1 Taiwan 2.9 Canada 1.7 Korea (South) 1.0 China 1.0 Belgium 0.9 Netherlands 0.4 Germany 0.4 Brazil 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.9 Canada - 1.7 Korea (South) - 1.0 China - 1.0 Belgium - 0.9 Netherlands - 0.4 Germany - 0.4 Brazil - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.4 Microsoft Corp 10.0 Alphabet Inc Class A 6.4 Apple Inc 5.5 Amazon.com Inc 5.2 Broadcom Inc 4.7 Meta Platforms Inc Class A 4.1 Mastercard Inc Class A 3.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Eli Lilly & Co 2.5 58.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Floating Rate High Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Leveraged loans posted a solid, income-driven gain in 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, and gained in the final months of the year despite the Federal Reserve cutting its benchmark interest rate in September, October and December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.24% and contributed to performance versus the benchmark, the Morningstar LSTA US Performing Loans Index, for the year.
•By industry, security selection was the primary detractor, especially within oil & gas. Security selection in food products also hurt, as did security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-54%). A non-benchmark stake in Del Monte Foods returned -38% and was the second-largest relative detractor. Another notable relative detractor was an overweight in Cast & Crew (-28%).
•In contrast, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our picks in all telecom also boosted relative performance, along with our choices and an underweight in automotive.
•Not owning First Brands, a benchmark component that returned roughly -64%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Asurion (+11%). It was the fund's biggest holding.
•Notable changes in positioning include a higher allocation to all telecom.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,916 $11,330 $11,296 $12,299 $12,642 $13,284 $13,223 $14,839 $16,080 $16,921 Morningstar® LSTA® US Performing Loans $10,000 $11,036 $11,512 $11,581 $12,588 $13,029 $13,735 $13,629 $15,499 $16,918 $17,934 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 5.23% 6.00% 5.40% Morningstar® LSTA® US Performing Loans 6.01% 6.60% 6.02% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 423,570,633	$ 423,570,633
Holdings Count | shares	557	557
Advisory Fees Paid, Amount	$ 2,854,087
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$423,570,633
Number of Holdings	557
Total Advisory Fee	$2,854,087
Portfolio Turnover	55%

Holdings [Text Block]	BBB 1.6 BB 19.6 B 59.1 CCC,CC,C 8.1 D 0.0 Not Rated 6.7 Equities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.6 BB - 19.6 B - 59.1 CCC,CC,C - 8.1 D - 0.0 Not Rated - 6.7 Equities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.5 Corporate Bonds 3.1 Common Stocks 1.1 Alternative Funds 0.7 Asset-Backed Securities 0.4 Preferred Securities 0.4 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.5 Corporate Bonds - 3.1 Common Stocks - 1.1 Alternative Funds - 0.7 Asset-Backed Securities - 0.4 Preferred Securities - 0.4 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 92.1 United Kingdom 2.8 Canada 1.3 France 1.2 Netherlands 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Denmark 0.2 Switzerland 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 United Kingdom - 2.8 Canada - 1.3 France - 1.2 Netherlands - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Denmark - 0.2 Switzerland - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.6 Fertitta Entertainment LLC/NV 1.3 Acrisure LLC 1.3 Clydesdale Acquisition Holdings Inc 1.2 Altice France SA 1.1 MH Sub I LLC 1.1 X Corp 1.1 Polaris Newco LLC 1.0 Lumen Technologies Inc 1.0 14.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Floating Rate High Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Leveraged loans posted a solid, income-driven gain in 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, and gained in the final months of the year despite the Federal Reserve cutting its benchmark interest rate in September, October and December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.24% and contributed to performance versus the benchmark, the Morningstar LSTA US Performing Loans Index, for the year.
•By industry, security selection was the primary detractor, especially within oil & gas. Security selection in food products also hurt, as did security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-54%). A non-benchmark stake in Del Monte Foods returned -38% and was the second-largest relative detractor. Another notable relative detractor was an overweight in Cast & Crew (-28%).
•In contrast, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our picks in all telecom also boosted relative performance, along with our choices and an underweight in automotive.
•Not owning First Brands, a benchmark component that returned roughly -64%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Asurion (+11%). It was the fund's biggest holding.
•Notable changes in positioning include a higher allocation to all telecom.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,918 $11,334 $11,315 $12,310 $12,658 $13,316 $13,248 $14,876 $16,124 $16,983 Morningstar® LSTA® US Performing Loans $10,000 $11,036 $11,512 $11,581 $12,588 $13,029 $13,735 $13,629 $15,499 $16,918 $17,934 Bloomberg U.S. Universal Bond Index $10,000 $10,391 $10,816 $10,789 $11,791 $12,684 $12,544 $10,914 $11,588 $11,824 $12,721 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 5.33% 6.06% 5.44% Morningstar® LSTA® US Performing Loans 6.01% 6.60% 6.02% Bloomberg U.S. Universal Bond Index 7.58% 0.06% 2.44% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 423,570,633	$ 423,570,633
Holdings Count | shares	557	557
Advisory Fees Paid, Amount	$ 2,854,087
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$423,570,633
Number of Holdings	557
Total Advisory Fee	$2,854,087
Portfolio Turnover	55%

Holdings [Text Block]	BBB 1.6 BB 19.6 B 59.1 CCC,CC,C 8.1 D 0.0 Not Rated 6.7 Equities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.6 BB - 19.6 B - 59.1 CCC,CC,C - 8.1 D - 0.0 Not Rated - 6.7 Equities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.5 Corporate Bonds 3.1 Common Stocks 1.1 Alternative Funds 0.7 Asset-Backed Securities 0.4 Preferred Securities 0.4 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.5 Corporate Bonds - 3.1 Common Stocks - 1.1 Alternative Funds - 0.7 Asset-Backed Securities - 0.4 Preferred Securities - 0.4 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 92.1 United Kingdom 2.8 Canada 1.3 France 1.2 Netherlands 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Denmark 0.2 Switzerland 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 United Kingdom - 2.8 Canada - 1.3 France - 1.2 Netherlands - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Denmark - 0.2 Switzerland - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.6 Fertitta Entertainment LLC/NV 1.3 Acrisure LLC 1.3 Clydesdale Acquisition Holdings Inc 1.2 Altice France SA 1.1 MH Sub I LLC 1.1 X Corp 1.1 Polaris Newco LLC 1.0 Lumen Technologies Inc 1.0 14.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity-Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,771 $13,260 $12,128 $15,415 $16,408 $20,445 $19,373 $21,384 $24,603 $29,215 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 18.75% 12.23% 11.32% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,791,674,158	$ 6,791,674,158
Holdings Count | shares	121	121
Advisory Fees Paid, Amount	$ 29,859,429
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Health Care 12.4 Industrials 11.9 Information Technology 10.7 Consumer Staples 8.8 Communication Services 8.1 Consumer Discretionary 7.8 Energy 6.3 Utilities 5.6 Materials 2.8 Real Estate 2.0 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.0 Canada 2.7 United Kingdom 2.6 Taiwan 1.7 Korea (South) 1.5 Netherlands 0.9 Japan 0.5 Italy 0.4 Germany 0.4 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 2.7 United Kingdom - 2.6 Taiwan - 1.7 Korea (South) - 1.5 Netherlands - 0.9 Japan - 0.5 Italy - 0.4 Germany - 0.4 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.7 Alphabet Inc Class A 3.6 Exxon Mobil Corp 2.8 Wells Fargo & Co 2.3 Bank of America Corp 2.1 Walmart Inc 2.0 Linde PLC 1.9 Johnson & Johnson 1.9 Gilead Sciences Inc 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity-Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,790 $13,300 $12,183 $15,511 $16,527 $20,630 $19,580 $21,643 $24,942 $29,661 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 18.92% 12.41% 11.49% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,791,674,158	$ 6,791,674,158
Holdings Count | shares	121	121
Advisory Fees Paid, Amount	$ 29,859,429
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Health Care 12.4 Industrials 11.9 Information Technology 10.7 Consumer Staples 8.8 Communication Services 8.1 Consumer Discretionary 7.8 Energy 6.3 Utilities 5.6 Materials 2.8 Real Estate 2.0 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.0 Canada 2.7 United Kingdom 2.6 Taiwan 1.7 Korea (South) 1.5 Netherlands 0.9 Japan 0.5 Italy 0.4 Germany 0.4 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 2.7 United Kingdom - 2.6 Taiwan - 1.7 Korea (South) - 1.5 Netherlands - 0.9 Japan - 0.5 Italy - 0.4 Germany - 0.4 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.7 Alphabet Inc Class A 3.6 Exxon Mobil Corp 2.8 Wells Fargo & Co 2.3 Bank of America Corp 2.1 Walmart Inc 2.0 Linde PLC 1.9 Johnson & Johnson 1.9 Gilead Sciences Inc 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,793 $13,306 $12,192 $15,526 $16,547 $20,656 $19,618 $21,691 $25,000 $29,734 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 18.94% 12.44% 11.51% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,791,674,158	$ 6,791,674,158
Holdings Count | shares	121	121
Advisory Fees Paid, Amount	$ 29,859,429
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Health Care 12.4 Industrials 11.9 Information Technology 10.7 Consumer Staples 8.8 Communication Services 8.1 Consumer Discretionary 7.8 Energy 6.3 Utilities 5.6 Materials 2.8 Real Estate 2.0 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.0 Canada 2.7 United Kingdom 2.6 Taiwan 1.7 Korea (South) 1.5 Netherlands 0.9 Japan 0.5 Italy 0.4 Germany 0.4 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 2.7 United Kingdom - 2.6 Taiwan - 1.7 Korea (South) - 1.5 Netherlands - 0.9 Japan - 0.5 Italy - 0.4 Germany - 0.4 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.7 Alphabet Inc Class A 3.6 Exxon Mobil Corp 2.8 Wells Fargo & Co 2.3 Bank of America Corp 2.1 Walmart Inc 2.0 Linde PLC 1.9 Johnson & Johnson 1.9 Gilead Sciences Inc 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Equity-Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Equity-Income Portfolio℠
Class Name	VIP Equity-Income Portfolio℠ Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,802 $13,323 $12,219 $15,572 $16,614 $20,750 $19,721 $21,821 $25,170 $29,957 Russell 3000® Value Index $10,000 $11,840 $13,402 $12,253 $15,470 $15,914 $19,952 $18,360 $20,499 $23,365 $27,036 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 19.02% 12.51% 11.60% Russell 3000® Value Index 15.71% 11.18% 10.46% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,791,674,158	$ 6,791,674,158
Holdings Count | shares	121	121
Advisory Fees Paid, Amount	$ 29,859,429
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Health Care 12.4 Industrials 11.9 Information Technology 10.7 Consumer Staples 8.8 Communication Services 8.1 Consumer Discretionary 7.8 Energy 6.3 Utilities 5.6 Materials 2.8 Real Estate 2.0 Common Stocks 97.3 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 United States 89.0 Canada 2.7 United Kingdom 2.6 Taiwan 1.7 Korea (South) 1.5 Netherlands 0.9 Japan 0.5 Italy 0.4 Germany 0.4 France 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.0 Canada - 2.7 United Kingdom - 2.6 Taiwan - 1.7 Korea (South) - 1.5 Netherlands - 0.9 Japan - 0.5 Italy - 0.4 Germany - 0.4 France - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.7 Alphabet Inc Class A 3.6 Exxon Mobil Corp 2.8 Wells Fargo & Co 2.3 Bank of America Corp 2.1 Walmart Inc 2.0 Linde PLC 1.9 Johnson & Johnson 1.9 Gilead Sciences Inc 1.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.7 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Floating Rate High Income Portfolio Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Floating Rate High Income Portfolio
Class Name	VIP Floating Rate High Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period April 30, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 62	0.90%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Leveraged loans posted a solid, income-driven gain in 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, and gained in the final months of the year despite the Federal Reserve cutting its benchmark interest rate in September, October and December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.24% and contributed to performance versus the benchmark, the Morningstar LSTA US Performing Loans Index, for the year.
•By industry, security selection was the primary detractor, especially within oil & gas. Security selection in food products also hurt, as did security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-54%). A non-benchmark stake in Del Monte Foods returned -38% and was the second-largest relative detractor. Another notable relative detractor was an overweight in Cast & Crew (-28%).
•In contrast, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our picks in all telecom also boosted relative performance, along with our choices and an underweight in automotive.
•Not owning First Brands, a benchmark component that returned roughly -64%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Asurion (+11%). It was the fund's biggest holding.
•Notable changes in positioning include a higher allocation to all telecom.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 30, 2025 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 Morningstar® LSTA® US Performing Loans $10,000 Bloomberg U.S. Universal Bond Index $10,000 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 423,570,633	$ 423,570,633
Holdings Count | shares	557	557
Advisory Fees Paid, Amount	$ 2,854,087
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$423,570,633
Number of Holdings	557
Total Advisory Fee	$2,854,087
Portfolio Turnover	55%

Holdings [Text Block]	BBB 1.6 BB 19.6 B 59.1 CCC,CC,C 8.1 D 0.0 Not Rated 6.7 Equities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 3.7 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 1.6 BB - 19.6 B - 59.1 CCC,CC,C - 8.1 D - 0.0 Not Rated - 6.7 Equities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 90.5 Corporate Bonds 3.1 Common Stocks 1.1 Alternative Funds 0.7 Asset-Backed Securities 0.4 Preferred Securities 0.4 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.7 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 90.5 Corporate Bonds - 3.1 Common Stocks - 1.1 Alternative Funds - 0.7 Asset-Backed Securities - 0.4 Preferred Securities - 0.4 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.7 United States 92.1 United Kingdom 2.8 Canada 1.3 France 1.2 Netherlands 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.3 Denmark 0.2 Switzerland 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 United Kingdom - 2.8 Canada - 1.3 France - 1.2 Netherlands - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.3 Denmark - 0.2 Switzerland - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Asurion LLC 2.6 Great Outdoors Group LLC 2.6 Fertitta Entertainment LLC/NV 1.3 Acrisure LLC 1.3 Clydesdale Acquisition Holdings Inc 1.2 Altice France SA 1.1 MH Sub I LLC 1.1 X Corp 1.1 Polaris Newco LLC 1.0 Lumen Technologies Inc 1.0 14.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec